Other investments - Additional Information (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other investments
Ownership interest, beta (as a percent)	1.60%	1.60%
Fair value of other investments	kr 26.9	kr 32.3